Note 3 - Transactions with Related Parties (Details) (USD $)	12 Months Ended											1 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Emihar Petroleum Inc [Member]	Dec. 31, 2013 Reimbursed Compensation Manager [Member]	Dec. 31, 2012 Reimbursed Compensation Manager [Member]	Dec. 31, 2011 Reimbursed Compensation Manager [Member]	Dec. 31, 2013 Office Space Rent [Member]	Dec. 31, 2012 Office Space Rent [Member]	Dec. 31, 2011 Office Space Rent [Member]	Dec. 31, 2012 Emihar Petroleum Inc [Member]	Sep. 28, 2012 Affiliated Company [Member]	Aug. 22, 2012 Affiliated Company [Member]	Dec. 31, 2013 Additional Charge Per Day For Superintendent Engineers Onboard The Vessel [Member]	Dec. 31, 2013 Superintendent Fees [Member]	Dec. 31, 2012 Superintendent Fees [Member]	Dec. 31, 2011 Superintendent Fees [Member]	Dec. 31, 2013 Commission Expenses [Member]	Dec. 31, 2012 Commission Expenses [Member]	Dec. 31, 2011 Commission Expenses [Member]	Dec. 31, 2013 Vessels' Operating Expenses [Member]
Note 3 - Transactions with Related Parties (Details) [Line Items]
Management Fee Per Day Per Vessel	$ 440
Management Fee Per Day Per Vessel Under Bareboat Charter	125
Vessel Brokerage Commission Pecentage	1.25%	1.25%	1.25%
Vessel Brokerage Commission	1,482,764	1,472,410	1,474,495
Professional and Contract Services Expense	4,807,010	4,315,720	4,760,865
Related Party Transaction, Expenses from Transactions with Related Party														500	151,000	175,500	208,000
Sales and Purchase Broker Commission Fee Percentage	1.00%
Salesand Purchase Broker Commission Fee	723,500	634,479	621,745
Net (gain) loss on sale of vessels																		0	192,000	258,500
General and Administrative Expense	2,816,397	2,838,759	2,646,418		1,245,766	1,552,541	1,192,266
Due to Related Parties, Current	5,941,043	7,288,899
Related Party Transaction, Amounts of Transaction	3,933,149	1,741,802						78,070	76,420	57,850											104,476
Revenue from Related Parties	9,814,000	4,364,992		9,814,000							4,364,992
Vessel Purchase Price													$ 96,000,000
Advances Percentage For Vessels Under Construction Acquisitions												20.00%